    As filed with the Securities and Exchange Commission on December 30, 2002.

                                                               File No. 33-71688
                                                                       811-08154
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.                                       [ ]
                                       ----
          Post-Effective Amendment No.  12                                  [X]
                                       ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No.  36                                                 [X]
                        ----

                          FIRST FORTIS LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         FIRST FORTIS INSURANCE COMPANY
                               (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X   on January 27, 2003 pursuant to paragraph (b) of Rule 485
     ---
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
          on _______________, 2002 pursuant to paragraph (a)(1) of Rule 485
     ---
          this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The Prospectus and Statement of Additional Information is incorporated in Part A and Part B of this Post-Effective Amendment No. 12, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-71688), as filed on April 19, 2002 and declared effective on May 1, 2002. A Supplement to the Prospectus, dated January 27, 2003, is included in Part A of this Post-Effective Amendment.

This Post-Effective Amendment does not supercede Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on April 19, 2002, or any Post-Effective Amendment filed thereafter.

                          OPPORTUNITY VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                      FIRST FORTIS LIFE INSURANCE COMPANY

             SUPPLEMENT DATED JANUARY 27, 2003 TO THE PROSPECTUS AND
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002


On January 15, 2003, shareholders approved a reorganization of certain Funds offered under your Contract. Effective January 24, 2003, these Funds, each called a "Target Fund" below, were reorganized into a corresponding "Acquiring Fund." As a result, all assets and liabilities of each Target Fund were transferred into the corresponding Acquiring Fund, and shareholders of each Target Fund received shares of the corresponding Acquiring Fund.

              TARGET FUND                        REORGANIZED INTO ACQUIRING FUND
Hartford International Stock II HLS Fund         Hartford International Opportunities
HLS Fund Hartford Global Equity HLS Fund         Hartford Global Leaders HLS Fund
Hartford Blue Chip Stock II HLS Fund             Hartford Growth and Income HLS Fund
Hartford Investors Growth HLS Fund               Hartford Growth and Income HLS Fund Hartford
American Leaders HLS Fund                        Hartford Stock HLS Fund

As a result, if any of your Contract Value was allocated to a Target Fund within your Contract, that Contract Value is now allocated to the corresponding Acquiring Fund, and the prospectus for your Contract is amended as follows:

All information relating to the Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Investors Growth HLS Fund, and Hartford American Leaders HLS Fund is removed from the prospectus and statement of additional information.

The following Sub-Accounts and underlying Funds are added to the cover page of the prospectus:

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford International Opportunities HLS Fund

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford Stock HLS Fund

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:


                         ANNUAL FUND OPERATING EXPENSES
                            AS OF THE FUND'S YEAR END
                         (As a percentage of net assets)

                                                                                                    TOTAL FUND
                                                                 MANAGEMENT          OTHER           OPERATING
                                                                    FEES            EXPENSES         EXPENSES
Hartford Money Market HLS Fund                                      0.45%            0.03%             0.48%
Hartford U.S. Government Securities HLS Fund                        0.47%            0.04%             0.51%
Hartford Bond HLS Fund                                              0.48%            0.03%             0.51%
Hartford Multisector Bond HLS Fund                                  0.75%            0.11%             0.86%
Hartford High Yield HLS Fund                                        0.77%            0.04%             0.81%
Hartford International Opportunities HLS Fund                       0.70%            0.11%             0.81%
Hartford International Stock HLS Fund                               0.84%            0.10%             0.94%
Hartford Global Leaders HLS Fund                                    0.74%            0.07%             0.81%
Hartford Advisers HLS Fund                                          0.63%            0.03%             0.66%
Hartford Stock HLS Fund                                             0.46%            0.03%             0.49%
Hartford Value Opportunities HLS Fund                               0.68%            0.05%             0.73%
Hartford Capital Opportunities HLS Fund                             0.90%            0.26%             1.16%
Hartford Growth and Income HLS Fund                                 0.75%            0.04%             0.79%
Hartford Index HLS Fund                                             0.40%            0.03%             0.43%
Hartford Blue Chip Stock HLS Fund                                   0.87%            0.05%             0.92%
Hartford Large Cap Growth HLS Fund                                  0.90%            0.05%             0.95%
Hartford Mid Cap Stock HLS Fund                                     0.90%            0.12%             1.02%
Hartford Growth Opportunities HLS Fund                              0.61%            0.04%             0.65%
Hartford Small Cap Value HLS Fund                                   0.89%            0.07%             0.96%
Hartford Small Cap Growth HLS Fund                                  0.63%            0.05%             0.68%



The following is added to the Example at the end of the Fee Table:

                       IF YOU SURRENDER YOUR      IF YOU ANNUITIZE YOUR         IF YOU DO NOT SURRENDER
                              CONTRACT:               CONTRACT:                 YOUR CONTRACT:
------------------------------------------------------------------------------------------------------------------
Sub-Account       1       3      5     10         1      3      5     10              1       3       5     10
                 YEAR   YEARS  YEARS  YEARS     YEAR   YEARS  YEARS  YEARS           YEAR   YEARS   YEARS  YEARS
------------------------------------------------------------------------------------------------------------------
Hartford
International
Opportunities
HLS Fund          69     119    171    259       22      70    120    258             23      71      121    259
------------------------------------------------------------------------------------------------------------------
Hartford Stock
HLS Fund          66     110    154    225       19      60    103    224             20      61      104    225
------------------------------------------------------------------------------------------------------------------

The following is added to the "General Contract Information" section under "The Funds":

Hartford International Opportunities HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management company. HL Investment Advisors, LLC serves as the investment adviser, and Wellington Management Company, LLP ("Wellington Management") serves as the investment sub-adviser.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND - Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND - Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

Under the section entitled "Accumulation Unit Values" the following paragraph is added:

There is no information for Hartford International Opportunities HLS Fund and Hartford Stock HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------------------- --------------------- ------------- -------------- -------------- -------------
SUB-ACCOUNT                            SUB-ACCOUNT           1 YEAR        5 YEAR         10 YEAR        SINCE
                                       INCEPTION DATE                                                    INCEPTION
-------------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International Opportunities
HLS Fund                                    10/1/1993           -26.68%        -3.77%           N/A          0.71%
-------------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund                     10/1/1993           -20.59%         7.06%           N/A         10.17%
-------------------------------------- --------------------- ------------- -------------- -------------- -------------

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Non-Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------------------- --------------------- ------------- -------------- -------------- -------------
SUB-ACCOUNT                            FUND INCEPTION DATE   1 YEAR        5 YEAR         10 YEAR        SINCE
                                                                                                         INCEPTION
-------------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International Opportunities
HLS Fund                                     7/2/1990            -19.82%        0.00%         4.19%          3.42%
-------------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund                     8/31/1977            -13.41%        9.88%        11.92%         12.38%
-------------------------------------- --------------------- ------------- -------------- -------------- -------------


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-4356
33-71688

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements And Exhibits

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b)  Exhibits:

     (1) Resolution of the Board of Directors of First Fortis Life Insurance Company authorizing the establishment of the Separate Account.(1)

     (2) Not applicable.

     (3) a) Form of Principal Underwriter and Servicing Agreement.(1)

         b) Form of Dealer Sales Agreement.(1)

     (4)  Form of Variable Annuity Contract.(2)

     (5)  Form of Application.(2)

     (6)  a)   Charter of First Fortis Life Insurance Company.(1)

          b)   By-laws of First Fortis Life Insurance Company.(1)

     (7)  Reinsurance Contract and Administrative Services Agreement.(1)

     (8)  Form of Participation Agreement.(3)

     (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

     (10) a) Not Applicable.(4)

     (10) b) Consent of PricewaterhouseCoopers LLP.

     (10) c) Consent of Ernst & Young LLP.

     (11) No financial statements are omitted.

     (12) Not applicable.

     (13) Not applicable.

     (14) Power of Attorney.

     (15) Organizational Chart.(2)


Item 25.  Directors and Officers of Depositor

----------------------------------------------------------------------------------
NAME AND ADDRESS              POSITION AND OFFICES WITH DEPOSITOR
----------------------------------------------------------------------------------
Robert B. Pollock (2)         President, Chief Executive Officer, Chairman of the
----------------------------------------------------------------------------------

---------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 33-71686 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, File No. 33-71688, dated April 19, 2002.


(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, dated April 19, 2002.

(4) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this Registration Statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

----------------------------------------------------------------------------------
NAME AND ADDRESS              POSITION AND OFFICES WITH DEPOSITOR
----------------------------------------------------------------------------------
                              Board
----------------------------------------------------------------------------------
Terry J. Kryshak (1)          Senior Vice President and Chief Administrative
                              Officer
----------------------------------------------------------------------------------
Larry M. Cains (2)            Treasurer
----------------------------------------------------------------------------------
Barbara R. Hege (2)           Chief Financial Officer
----------------------------------------------------------------------------------
Allen Freedman                Director
525 County Highway 4 D
Charlotteville, NY 12036
----------------------------------------------------------------------------------
Dale Edward Gardner           Director
Gardner & Buhl
Bridge Street
Roxbury, NY  12474
----------------------------------------------------------------------------------
Kenneth W. Nelson             Director
Tech Products, Inc.
15 Beach Street
Staten Island, NY 10304
----------------------------------------------------------------------------------
Esther L. Nelson              Director
899 Wiley Town Road
Fly Creek, NY 13337
----------------------------------------------------------------------------------
Clarence Elkus Galston        Director
10 Longwood Dr., Apt. 330
Wentwood, MA 02090
----------------------------------------------------------------------------------
Cindy Capone (2)              Assistant Treasurer
----------------------------------------------------------------------------------
Melissa J. T. Hall (2)        Assistant Treasurer
----------------------------------------------------------------------------------
Paula M. SeGuin (1)           Vice President and Assistant Secretary
----------------------------------------------------------------------------------
Katherine L. Greenzang        Secretary
----------------------------------------------------------------------------------
Miles Yakre (3)               Corporate Actuary
----------------------------------------------------------------------------------
Dianna Duvall (3)             Officer
----------------------------------------------------------------------------------
Sheryle Ohme                  Officer
Fortis Benefits Insurance
Company
Minneapolis Benefit Center
6600 France Avenue South
Minneapolis, MN 55435
----------------------------------------------------------------------------------
Tom Vargo (3)                 Officer
----------------------------------------------------------------------------------
Brad Johnson (3)              Officer
----------------------------------------------------------------------------------
Linda Kilmer                  Officer
----------------------------------------------------------------------------------
Manuel Bercerra               Officer
----------------------------------------------------------------------------------
Manola Gutierrez              Officer
----------------------------------------------------------------------------------
Arthur Heggen                 Officer
----------------------------------------------------------------------------------

(1)  Address: 308 Maltbie St., Suite 200, Syracuse, NY 13204.

(2)  Address: Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(3) Address: First Fortis Life Insurance Company, 2323 Grand Blvd. Kansas City, MO 64108

Item 26. Persons Controlled By or Under Control with the Depositor or Registrant

     See Item 24, Exhibit 15.

Item 27. Number of Contract Owners

     As of December 6, 2002 there were 946 Contract Owners.

Item 28. Indemnification

First Fortis' By-Laws provide for indemnity and payment of expenses of First Fortis' officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     First Fortis Life Insurance Company - Separate Account A
     Fortis Benefits Insurance Company - Variable Account C
     Fortis Benefits Insurance Company - Variable Account D

     (b) Officers and Directors of Woodbury Financial Services, Inc.:

     NAME AND PRINCIPAL BUSINESS ADDRESS    TITLE
     -----------------------------------    -----
     Robert Kerner**                        Director, Chief Executive Officer and President
     Richard Fergesen*                      Chief Financial Officer, Treasurer and Financial
                                            Principal
     Walter White*                          Director, Senior Vice President of Operations and
                                            Operations Principal
     John Hite*                             Vice President, Secretary and Chief Legal
                                            Officer
     Brian Murphy*                          Vice President
     Mark Cadalbert*                        Chief Compliance Officer
     Sarah Harding*                         Assistant Secretary
     Lois Grady*                            Director

     ----------------
     *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
     **  200 Hopmeadow Street, Simsbury CT 06089

     (c) None.

Item 30.  Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

First Fortis Life Insurance Company:        308 Maltbie Street, Suite 200, Syracuse, NY 13204
Woodbury Financial Services, Inc.:          500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company    500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

Effective April 1, 2001, First Fortis contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 30th day of December, 2002.

SEPARATE ACCOUNT A OF
FIRST FORTIS LIFE INSURANCE COMPANY
(Registrant)

By:     Robert B. Pollock*
   -------------------------------------
        Robert B. Pollock, President and
        Chief Executive Officer

FIRST FORTIS LIFE INSURANCE COMPANY            *By: /s/ Marianne O'Doherty
   (Depositor)                                      ----------------------
                                                        Marianne O'Doherty
                                                        Attorney-in-Fact

By:     Robert B. Pollock*
   -------------------------------------
        Robert B. Pollock, President and
        Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Robert B. Pollock
    President, Chief Executive Officer
    and Chairman of the Board
Terry J. Kryshak
    Sr. Vice President, Chief
    Administrative Officer and Director*
Larry M. Cains
    Treasurer and Director*
    and Principal Financial Officer            *By: /s/ Marianne O'Doherty
Barbara R. Hege                                     ----------------------
    Chief Financial Officer                             Marianne O'Doherty
    (Principal Accounting Officer)                      Attorney-in-Fact
Allen R. Freedman
    Director*                                  Date:  December 30, 2002
Dale Edward Gardner
    Director*
Kenneth Warwick Nelson
    Director*
Esther L. Nelson, Director*
Clarence Elkus Galston, Director*

33-71688

                                  EXHIBIT INDEX

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

10(b)  Consent of PricewaterhouseCoopers LLP.

10(c)  Consent of Ernst & Young LLP.

14     Copy of Power of Attorney